**************************************
From file GRP3008.TXT

        SPECIMEN - NOT AN OFFICIAL FILING

**************************************

        THIS TEXT WILL BE ACCOMPANYING A PDF DOCUMENT
        WITH FINANCIAL DATA ATTACHED.